Loans Allowance for Loan Losses and Credit Quality (Details 2)	Dec. 31, 2020 USD ($) integer	Dec. 31, 2019 USD ($) integer
Loans, Allowance for Loan Losses and Credit Quality
Residential mortgage loans in process of foreclosure, number of loans | integer	6	9
Residential mortgage loans in process of foreclosure, current balance | $	$ 312,807	$ 495,943